Document and Entity Information	May 13, 2025
Cover [Abstract]
Entity Registrant Name	DRILLING TOOLS INTERNATIONAL CORPORATION
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This amendment to the Current Report on Form 8-K, is being filed to amend the Current Report on Form 8-K previously filed on May 13, 2025, solely to correct a typographical error in the press release. The column headers of the last two tables in the press release, “Reconciliation of Estimated Consolidated Net Income to Adjusted EBITDA” and “Reconciliation of Estimated Consolidated Net Income to Adjusted Free Cash Flow”, are corrected to read “Twelve Months Ended December 31, 2025” rather than “Three Months Ended March 31, 2025”.
Entity Central Index Key	0001884516
Document Type	8-K/A
Document Period End Date	May 13, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-41103
Entity Tax Identification Number	87-2488708
Entity Address, Address Line One	10370 Richmond Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(832)
Local Phone Number	742-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	DTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false